Commitments, contingencies and guarantees - Additional information (Detail) € in Millions, ¥ in Millions, $ in Millions			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Oct. 31, 2014 JPY (¥)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Sep. 30, 2017 JPY (¥)	Sep. 30, 2016 JPY (¥)	Sep. 30, 2017 JPY (¥)	Sep. 30, 2016 JPY (¥)	Mar. 31, 2016 JPY (¥)	Dec. 15, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	May 15, 2015 USD ($)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥													¥ 41,000
Net gain on trading | ¥								¥ 88,391	¥ 118,758	¥ 208,858	¥ 258,901
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries	$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund | €																						€ 33.8
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment																		$ 35
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																					$ 406
Action by the Federal Housing Finance Agency [Member]
Contingencies
Amount of certifications purchased																				$ 2,046
Amount the court ordered the defendants to pay																$ 806
Amount of court costs and attorneys' fees																$ 33
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment																			$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Recovery of payment | €																	€ 1,500.0
Amount of damages sought | €							€ 1,142.0
Amount of discount based on the settlement agreement | €															€ 440.0
Net gain on trading | ¥												¥ (3,400)
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €					€ 315.2
Action by the Municipality of Civitavecchia in Italy [Member]
Contingencies
Amount of damages sought | €			€ 35.0
Action by Syndicate Banks [Member]
Contingencies
Amount of damages sought		$ 48
Syndicated term loan		$ 60
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes														$ 750
Certain project finance notes which were purchased by AIG														$ 92
Action by FT Syndicate Banks [Member]
Contingencies
Amount of damages sought	68
Syndicated term loan	$ 100
NSC [Member]
Contingencies
Amount of damages sought | ¥				¥ 2,143		¥ 10,247
Number of significant clients	5,330,000
Equity-linked structured notes purchased						11